Shareholder Notes Receivables - Narrative (Detail) - Chief Executive Officer [Member] - USD ($) $ in Thousands	1 Months Ended
	Jan. 31, 2017	Nov. 30, 2014	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes Receivables		$ 107
Notes Receivables, interest rate		1.93%
Note Receivable, allowance			$ 73
Note Receivable written off	$ 73